1. NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Computer Equipment
Estimated useful lives	3 years
Software
Estimated useful lives	5 years	5 years